INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Subtotal	$ 17,020	$ 16,341	$ 13,479
Less: Accumulated depreciation	3,515	2,558	1,100
Total	13,505	13,783	12,379
Software Registration Right [Member]
Subtotal	4,695	4,508	1,417
Value-added telecommunications business license [Member]
Subtotal	$ 12,325	$ 11,833	$ 12,062